Condensed Consolidated Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ (19,259)	€ 2,604
Profit/(loss) for the period	9,414	7,463
Adjustments made to obtain the cash flows from operating activities	12,668	17,400
Depreciation and amortisation cost	1,667	1,626
Other adjustments	11,001	15,774
Net increase/(decrease) in operating assets	101,714	33,806
Financial assets held-for-trading	29,050	9,104
Non-trading financial assets mandatorily at fair value through profit or loss	87	(398)
Financial assets at fair value through profit or loss	(178)	882
Financial assets at fair value through other comprehensive income	(2,416)	(6,706)
Financial assets at amortised cost	72,690	29,804
Other operating assets	2,481	1,120
Net increase/(decrease) in operating liabilities	62,773	12,664
Financial liabilities held-for-trading	18,718	5,777
Financial liabilities designated at fair value through profit or loss	1,029	(817)
Financial liabilities at amortised cost	45,633	7,039
Other operating liabilities	(2,607)	665
Income tax recovered/(paid)	(2,400)	(1,117)
CASH FLOWS FROM INVESTING ACTIVITIES	6,273	(563)
Payments	9,621	4,247
Tangible assets	2,844	3,202
Intangible assets	684	812
Investments	260	46
Subsidiaries and other business units	3,318	187
Non-current assets held for sale and associated liabilities	2,515	0
Other payments related to investing activities	0	0
Proceeds	15,894	3,684
Tangible assets	2,935	2,927
Intangible assets	0	0
Investments	175	275
Subsidiaries and other business units	5,270	53
Non-current assets held for sale and associated liabilities	7,514	429
Other proceeds related to investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(5,757)	(8,058)
Payments	9,500	8,936
Dividends	1,800	1,643
Subordinated liabilities	2,345	4,084
Redemption of own equity instruments	0	0
Acquisition of own equity instruments	4,640	2,021
Other payments related to financing activities	715	1,188
Proceeds	3,743	878
Subordinated liabilities	2,682	306
Issuance of own equity instruments	0	0
Disposal of own equity instruments	944	542
Other proceeds related to financing activities	117	30
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	1,955	(8,185)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(16,788)	(14,202)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	154,796	192,208
CASH AND CASH EQUIVALENTS AT END OF PERIOD	138,008	178,006
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF PERIOD
Cash	6,579	6,807
Cash equivalents at central banks	119,102	158,978
Other financial assets	12,327	9,770
Less: Bank overdrafts refundable on demand	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD	138,008	175,555
In which: restricted cash	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	€ 0	€ 2,451